Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,211,000
Previously Paid Amount	0.00
Total Fee Amount	338.50
Total Offset Amount	0.00
Net Fee	338.50
Narrative - Max Aggregate Offering Price	$ 2,211,000
Final Prospectus	true